                           OPPENHEIMER MAIN STREET FUND(R)
                      Supplement dated November 24, 2006 to the
              Statement of Additional Information dated October 26, 2006

This  supplement  amends the  Statement  of  Additional  Information  dated
October 26, 2006 and is in addition to any existing  supplements.  The Statement of Additional Information is revised as follows:

The  first   section   entitled  "The   Distributor,"   under  the  heading
"Distribution  and  Service  Plans" on page 45 is  deleted in its  entirety  and replaced with the following:

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
                                 Class A
               Aggregate        Front-End
  Fiscal    Front-End Sales   Sales Charges
Year Ended     Charges on      Retained by
   8/31:     Class A Shares   Distributor*
---------------------------------------------
---------------------------------------------
   2004       $11,418,765      $3,171,006
---------------------------------------------
---------------------------------------------
   2005        $9,529,092      $2,610,498
---------------------------------------------
---------------------------------------------
   2006        $7,383,383      $2,227,584
---------------------------------------------
*Includes  amounts  retained by a  broker-dealer  that is an affiliate or a parent of the Distributor.

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  Fiscal     Concessions on   Concessions   Concessions   Concessions
                              on Class B     on Class C    on Class N
             Class A Shares     Shares         Shares        Shares
Year Ended    Advanced by     Advanced by   Advanced by   Advanced by
   8/31:      Distributor*   Distributor*   Distributor*  Distributor*
-----------------------------------------------------------------------
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   2004         $868,729      $9,415,492     $1,313,846     $566,213
-----------------------------------------------------------------------
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   2005         $833,145      $6,642,211      $880,716      $366692
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   2006         $476,156      $5,081,778      $607,495      $131,679
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*The Distributor  advances concession payments to financial  intermediaries for certain  sales of Class A shares and for sales of Class B, Class C and
Class N shares from its own resources at the time of sale.

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  Fiscal        Class A         Class B        Class C       Class N
                                                           Contingent
                              Contingent                    Deferred
               Contingent      Deferred      Contingent       Sales
             Deferred Sales      Sales     Deferred Sales    Charges
                Charges         Charges        Charges      Retained
Year Ended    Retained by     Retained by    Retained by       by
   8/31:      Distributor     Distributor    Distributor   Distributor
-----------------------------------------------------------------------
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   2004         $74,864       $5,944,314       $95,439      $116,888
-----------------------------------------------------------------------
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   2005         $32,005       $4,850,040      $127,421      $128,293
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   2006         $48,214       $3,701,523       $75,830       $64,318
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November 24, 2006                                        PX0700.021